INCOME TAXES (Details 1) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Income tax benefit at statutory U.S. federal rate			$ 3,877	$ 14,898	$ 42,940
Income tax benefit attributable to U.S. states, net			380	1,502	4,673
Permanent differences:
Non-deductible expenses			(301)	(225)	(161)
Stock-based compensation			(299)	(284)	(302)
Royalty from Brazil			(169)	(94)	(108)
Other			(87)	(16)	(3)
Foreign rate differential and foreign tax credits			(211)	(328)	(319)
Other			1,421	(1,446)	743
Change in valuation allowance			(6,143)	(15,458)	(48,444)
Total income tax expense	$ (643)	$ (895)	$ (1,532)	$ (1,451)	$ (981)